UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND MEZZANINE EQUITY - USD ($)	Preferred Shares [Member] Series B Preferred Shares [Member]	Common Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	Series A Preferred Shares [Member]
Beginning balance at Dec. 31, 2024	$ 40	$ 19,094	$ 58,605,224	$ 140,421,449	$ 199,045,807
Beginning balance (in shares) at Dec. 31, 2024	40,000	19,093,853
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	0	3,012,080	3,012,080
Comprehensive income	0	0	0	3,012,080	3,012,080
Stock-based compensation cost (Note 14)	$ 0	$ 0	1,769,877	0	1,769,877
Stock-based compensation cost (Note 14) (in shares)	0	0
Distribution of net assets of Robin Energy Ltd. to shareholders (Note 1)		$ 0	(5,639,637)	0	(5,639,637)
Dividend on Series A Preferred Shares (Note 11)	$ 0	0	0	(703,889)	(703,889)
Deemed dividend on Series A Preferred Shares (Note 11)	0	0	0	(1,557,952)	(1,557,952)
Ending balance at Jun. 30, 2025	$ 40	$ 19,094	54,735,464	141,171,688	195,926,286
Ending balance (in shares) at Jun. 30, 2025	40,000	19,093,853
Beginning balance at Dec. 31, 2024						$ 122,665,819
Beginning balance (in shares) at Dec. 31, 2024						140,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Deemed dividend on Series A preferred shares (Note 9)						$ 1,557,952
Ending balance at Jun. 30, 2025						$ 124,223,771
Ending balance (in shares) at Jun. 30, 2025						140,000
Beginning balance at Dec. 31, 2025	$ 40	$ 21,474	59,304,814	104,272,727	163,599,055
Beginning balance (in shares) at Dec. 31, 2025	40,000	21,473,509
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	0	1,084,842	1,084,842
Comprehensive income	0	0	0	1,084,842	1,084,842
Stock-based compensation cost (Note 14)	$ 0	$ 0	3,257,648	0	$ 3,257,648
Stock-based compensation cost (Note 14) (in shares)	0	0			2,980,000
Issuance of common shares pursuant to special dividend (Note 10)	$ 0	$ 13,085	50,466,415	0	$ 50,479,500
Issuance of common shares pursuant to special dividend (Note 10) (in shares)	0	13,085,821
Special dividend declared and paid ($0.90 per common share) (Note 10)	$ 0	$ 0	0	(25,966,876)	(25,966,876)
Dividend on Series A Preferred Shares (Note 11)	0	0	0	(700,000)	(700,000)
Deemed dividend on Series A Preferred Shares (Note 11)	0	0	0	(1,628,891)	(1,628,891)
Ending balance at Jun. 30, 2026	$ 40	$ 34,559	$ 113,028,877	$ 77,061,802	190,125,278
Ending balance (in shares) at Jun. 30, 2026	40,000	34,559,330
Beginning balance at Dec. 31, 2025					125,809,233	$ 125,809,233
Beginning balance (in shares) at Dec. 31, 2025						140,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Deemed dividend on Series A preferred shares (Note 9)						$ 1,628,891
Ending balance at Jun. 30, 2026					$ 127,438,124	$ 127,438,124
Ending balance (in shares) at Jun. 30, 2026						140,000